Report Of The Directors Strategic Report - Adjusted Results Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Consolidation Items [Line Items]
Revenue	$ 27,287	$ 25,279	$ 26,166
ECL	(407)	(1,106)	(663)
Total operating expenses	(17,549)	(18,441)	(16,443)
Share of profit in associates and joint ventures	1,381	1,192	1,183
Profit before tax	10,712	6,924	10,243
Adjusted
Consolidation Items [Line Items]
Revenue	27,535	25,738	26,957
ECL	(407)	(1,113)	(657)
Total operating expenses	(16,370)	(16,730)	(15,195)
Share of profit in associates and joint ventures	1,381	1,230	1,259
Profit before tax	12,139	9,125	12,364
Currency translation
Consolidation Items [Line Items]
Revenue		(261)	(897)
ECL		7	(6)
Total operating expenses		217	690
Share of profit in associates and joint ventures		(38)	(76)
Profit before tax		(75)	(289)
Significant items
Consolidation Items [Line Items]
Revenue	(248)	(198)	106
ECL	0	0	0
Total operating expenses	(1,179)	(1,928)	(1,938)
Share of profit in associates and joint ventures	0	0	0
Profit before tax	$ (1,427)	$ (2,126)	$ (1,832)